Loans Receivable and Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance for loan losses
Total allowance for loan losses, Beginning balance	$ 2,090	$ 1,880	$ 2,050
Charge-offs	(402)	(37)	(272)
Recoveries	50
Provision charged to operations	762	247	102
Total allowance for loan losses, Ending balance	2,500	2,090	1,880
One-to-four Family Real Estate [Member]
Allowance for loan losses
Total allowance for loan losses, Beginning balance	1,733	1,601	1,746
Charge-offs	(402)	(31)	(112)
Recoveries	50
Provision charged to operations	746	163	(33)
Total allowance for loan losses, Ending balance	2,127	1,733	1,601
Multi-family Real Estate [Member]
Allowance for loan losses
Total allowance for loan losses, Beginning balance	193	103	125
Charge-offs			(160)
Recoveries
Provision charged to operations	(6)	90	138
Total allowance for loan losses, Ending balance	187	193	103
Commercial Real Estate [Member]
Allowance for loan losses
Total allowance for loan losses, Beginning balance	105	93	111
Charge-offs		(6)
Recoveries
Provision charged to operations	(6)	18	(18)
Total allowance for loan losses, Ending balance	99	105	93
Construction Real Estate [Member]
Allowance for loan losses
Total allowance for loan losses, Beginning balance	4	11	1
Charge-offs
Recoveries
Provision charged to operations	1	(7)	10
Total allowance for loan losses, Ending balance	5	4	11
Second Mortgage and Equity Lines of Credit [Member]
Allowance for loan losses
Total allowance for loan losses, Beginning balance	42	46	63
Charge-offs
Recoveries
Provision charged to operations	(4)	(4)	(17)
Total allowance for loan losses, Ending balance	38	42	46
Passbook or Certificate and Other Loans [Member]
Allowance for loan losses
Total allowance for loan losses, Beginning balance	1	3	4
Charge-offs
Recoveries
Provision charged to operations		(2)	(1)
Total allowance for loan losses, Ending balance	1	1	3
Unallocated [Member]
Allowance for loan losses
Total allowance for loan losses, Beginning balance	12	23
Charge-offs
Recoveries
Provision charged to operations	31	(11)	23
Total allowance for loan losses, Ending balance	$ 43	$ 12	$ 23